LVIP MFS Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.23%
Aerospace & Defense–8.42%
†Boeing Co.	235,048	$46,781,603
General Dynamics Corp.	130,217	44,693,079
Northrop Grumman Corp.	42,870	29,247,629
RTX Corp.	310,192	59,836,037
		180,558,348
Banks–9.01%
Citigroup, Inc.	337,901	38,321,352
JPMorgan Chase & Co.	321,392	94,540,671
PNC Financial Services Group, Inc.	148,344	30,868,903
Wells Fargo & Co.	369,672	29,429,588
		193,160,514
Beverages–1.92%
Coca-Cola Europacific Partners PLC	123,440	11,192,305
Diageo PLC	271,715	5,053,142
PepsiCo, Inc.	159,736	24,805,403
		41,050,850
Biotechnology–1.46%
AbbVie, Inc.	143,664	31,245,483
		31,245,483
Building Products–0.29%
Trane Technologies PLC	14,991	6,247,349
		6,247,349
Capital Markets–7.80%
ARES Management Corp. Class A	74,230	8,098,493
Blackrock, Inc.	30,665	29,490,837
KKR & Co., Inc.	283,658	26,238,365
LPL Financial Holdings, Inc.	45,723	13,754,850
Morgan Stanley	289,624	47,663,422
Nasdaq, Inc.	495,103	42,029,294
		167,275,261
Chemicals–0.38%
Sherwin-Williams Co.	25,478	8,166,973
		8,166,973
Construction Materials–0.96%
CRH PLC	196,464	20,652,296
		20,652,296
Consumer Finance–1.75%
American Express Co.	124,188	37,564,386
		37,564,386
Electric Utilities–7.61%
American Electric Power Co., Inc.	87,624	11,485,754
Duke Energy Corp.	332,274	43,507,958
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NextEra Energy, Inc.	192,141	$17,846,056
PG&E Corp.	1,551,206	27,254,689
Southern Co.	342,492	33,057,328
Xcel Energy, Inc.	376,677	29,923,221
		163,075,006
Electrical Equipment–1.07%
Eaton Corp. PLC	64,156	22,946,677
		22,946,677
Food Products–0.63%
Nestle SA	137,870	13,523,807
		13,523,807
Ground Transportation–1.74%
Union Pacific Corp.	153,376	37,212,085
		37,212,085
Health Care Equipment & Supplies–1.63%
Abbott Laboratories	288,239	29,593,498
†Medline, Inc. Class A	121,121	5,389,885
		34,983,383
Health Care Providers & Services–6.98%
Cigna Group	227,093	60,577,058
Elevance Health, Inc.	60,741	17,781,928
Humana, Inc.	68,080	11,804,391
McKesson Corp.	68,636	59,394,849
		149,558,226
Hotels, Restaurants & Leisure–1.68%
Marriott International, Inc. Class A	109,936	35,956,768
		35,956,768
Household Products–1.30%
Kimberly-Clark Corp.	166,760	16,087,337
Reckitt Benckiser Group PLC	174,924	11,761,949
		27,849,286
Industrial Conglomerates–1.89%
Honeywell International, Inc.	178,896	40,435,863
		40,435,863
Industrial REITs–1.90%
Prologis, Inc.	307,352	40,625,787
		40,625,787
Insurance–10.00%
Aon PLC Class A	105,590	34,082,340
Chubb Ltd.	121,904	39,732,171
Marsh & McLennan Cos., Inc.	211,107	36,616,509
Progressive Corp.	318,578	63,154,903
Travelers Cos., Inc.	139,996	40,834,033
		214,419,956
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.39%
Accenture PLC Class A	150,173	$29,777,804
		29,777,804
Machinery–3.47%
Caterpillar, Inc.	23,510	16,655,895
Illinois Tool Works, Inc.	87,880	22,874,285
Otis Worldwide Corp.	97,518	7,516,687
PACCAR, Inc.	237,306	27,408,843
		74,455,710
Multi-Utilities–1.82%
Dominion Energy, Inc.	632,266	39,086,684
		39,086,684
Oil, Gas & Consumable Fuels–7.79%
Chevron Corp.	181,987	37,653,110
ConocoPhillips	375,783	49,603,356
EOG Resources, Inc.	129,145	18,670,493
Exxon Mobil Corp.	359,586	61,007,361
		166,934,320
Personal Care Products–0.25%
Kenvue, Inc.	310,179	5,347,486
		5,347,486
Pharmaceuticals–3.94%
Johnson & Johnson	269,443	65,862,647
Pfizer, Inc.	658,479	18,490,090
		84,352,737
Professional Services–1.01%
Equifax, Inc.	120,799	21,752,276
		21,752,276
Semiconductors & Semiconductor Equipment–6.69%
Analog Devices, Inc.	146,755	46,688,636
KLA Corp.	28,636	42,163,933
NXP Semiconductors NV	146,620	28,863,613
Texas Instruments, Inc.	132,654	25,753,447
		143,469,629
Software–1.02%
Microsoft Corp.	28,493	10,547,254
Salesforce, Inc.	60,504	11,294,281
		21,841,535
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.27%
Public Storage	21,435	$5,806,313
		5,806,313
Specialty Retail–1.80%
Lowe's Cos., Inc.	163,715	38,682,580
		38,682,580
Tobacco–0.80%
Philip Morris International, Inc.	104,239	17,234,876
		17,234,876
Trading Companies & Distributors–0.56%
WW Grainger, Inc.	10,930	11,922,553
		11,922,553
Total Common Stock (Cost $1,128,350,867)		2,127,172,807

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	12,420	12,420
Total Money Market Fund (Cost $12,420)		12,420

	Principal Amount°
SHORT-TERM INVESTMENT–0.72%
AGENCY OBLIGATIONS–0.72%
≠Federal Home Loan Mortgage Corp. Discount Notes 3.55% 4/1/26	15,358,000	15,358,000
		15,358,000
Total Short-Term Investment (Cost $15,358,000)		15,358,000

TOTAL INVESTMENTS–99.95% (Cost $1,143,721,287)	2,142,543,227
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	1,122,477
NET ASSETS APPLICABLE TO 38,849,154 SHARES OUTSTANDING–100.00%	$2,143,665,704

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP MFS Value Fund–3